Taxation - Schedule of Statutory Tax Rate to the Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory Tax Rate to the Effective Income Tax Rate [Abstract]
(Loss)/income before income tax expenses	$ (32,299,325)	$ 589,019	$ 308,331
Computed income tax expense with statutory tax rate of 25%	8,074,832	(147,255)	(77,083)
Tax effect of non-deductible items	(7,902,309)	(10,674)	(711)
Changes in valuation allowance			(3)
Write-off of net operating losses carried forward	(231,302)	(72,665)
Effect of preferential tax rate	(169,767)	282,060	49,031
Income tax (expense)/benefit	$ (228,546)	$ 51,466	$ (28,766)